Supplementary Items to the Cash Flow	6 Months Ended
Jun. 30, 2025
Statement of cash flows [abstract]
Supplementary items to the cash flow

Note 22. Supplementary items to the cash flow

For the six-month period ended June 30, 2024, the Company did not enter into any significant non-cash activities. In the six-month period ended June 30, 2025, the Group recorded the following non-cash transactions:

June 30, 2025
Business combination:
Trade accounts receivable, net	10
Intangible assets	2,025
Goodwill	1,187
Salaries and labor charges	(9)
Loans and financing	(920)
Taxes and fees	(172)
Deferred and contingent consideration	(1,432)
Deferred taxes	(689)
Remeasurement of current lease liability:
Right-of-use assets	716
Lease liability	(716)